INITIAL PUBLIC OFFERING - Warrants (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Feb. 08, 2021 $ / shares
Class A Common stock
Warrants
Exercise price of warrants		$ 11.50
Warrants
Warrants
Number of shares issuable per warrant | shares	1
Exercise price of warrants	$ 11.50
Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Adjustment of exercise price of warrants based on market value and newly issued price (as a percent)	180.00%
Maximum period after business combination in which to file registration statement	15 days
Period of time within which registration statement is expected to become effective	60 days
Redemption price per public warrant (in dollars per share)	$ 0.01
Threshold number of business days before sending notice of redemption to warrant holders	30 days
Redemption period	30 days
Share price trigger used to measure dilution of warrant	$ 18.00
Trading period after business combination used to measure dilution of warrant	20 days
Minimum threshold written notice period for redemption of public warrants	30 days
Threshold trading days for redemption of public warrants	3 days
Private Placement Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Share price trigger used to measure dilution of warrant	$ 18.00
Public Warrants | Class A Common stock
Warrants
Share price	$ 9.20
Percentage of gross proceeds on total equity proceeds	60.00%
Threshold consecutive trading days for redemption of public warrants | $	20
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
Warrants
Share price	$ 9.20
Adjustment one of redemption price of stock based on market value and newly issued price (as a percent)	115.00%
Stock price trigger for redemption of public warrants (in dollars per share)	$ 18.00
Warrant exercise period condition one	12 months
Warrant exercise period condition two	30 days
Public Warrants expiration term	5 years